Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

7. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments as of December 31, 2018 and 2017 consisted of:

	December 31, 2018	December 31, 2017

Prepaid insurance	$147,864	$107,842
Prepaid service fee	75,224	91,002
Rental deposits	8,576	61,333
Prepaid rental expenses	46,948	11,910
Prepaid research and development expenses	41,614	-
Other receivables	109,435	16,186
Others	34,495	22,057
	$464,156	$310,330